Vanguard Developed Markets ex-US Growth Index ETF Investment Strategy - Vanguard Developed Markets ex-US Growth Index ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the S&P Developed Ex-U.S. LargeMidCap Growth Index, (the “Target Index”), a float-adjusted, market capitalization-weighted index that is made up of common stocks of large- and mid-cap growth companies located in developed markets countries, excluding the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks that make up the Target Index. The Fund attempts to replicate the Target Index by seeking to invest all, or substantially all, of its assets in the stocks that make up the Target Index, in order to hold each stock in approximately the same proportion as its weighting in the Target Index.